Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Finished goods, Cost		$ 5,199
Finished goods, Allowance for valuation loss
Finished goods, Book value		$ 5,199